Note 10 - Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
10.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group's trading securities and available-for-sale securities as measured, held-to-maturity securities as disclosed are determined based on the discounted cash flow method. The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The Group's financial assets measured or disclosed at fair value on a recurring basis both were nil as of December 31, 2014 and 2015.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2014 and 2015, respectively:

	December 31,
	2014	2015
Beginning balance	$-	$-
Purchases	90,205,903	105,334,483
Redemption	(90,323,594)	(105,560,595)
Realized gain	106,392	234,421
Exchange difference	11,299	(8,309)
Ending balance	$-	$-

Fair value disclosed or measured on a non-recurring basis

The Group measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group's non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

	Fair value at December 31, 2014	Total losses in the year ended December 31, 2014	Fair value at December 31, 2015	Total losses in the year ended December 31, 2015
Non- Recurring
Goodwill	-	(8,149,525)	-	-
Intangible Assets	-	(1,802,125)	-	(250,360)

As of December 31, 2014 and 2015, certain goodwill (Note 16) and intangible assets (Note 15) were written off from their carrying value to fair value, which was measured using significant unobservable inputs (Level 3), with impairment loss incurred and recorded in the in the consolidated statement of comprehensive income for the year ended December 31, 2014 and 2015.